CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 183,188	$ 26,560	¥ 357,552	¥ 330,228
Cost of revenues	(70,537)	(10,227)	(85,290)	(88,801)
Gross profit	112,651	16,333	272,262	241,427
Operating expenses:
Selling and marketing expenses	(127,696)	(18,514)	(274,670)	(279,665)
General and administrative expenses	(64,708)	(9,382)	(72,788)	(98,820)
Research and development expenses	(19,799)	(2,871)	(35,651)	(34,267)
Impairment of long-lived assets	(19,743)	(2,863)	0	0
Total operating expenses	(231,946)	(33,630)	(383,109)	(412,752)
Loss from operations	(119,295)	(17,297)	(110,847)	(171,325)
Other income/(expenses):
Interest income/(expenses), net	(174)	(25)	625	2,409
Foreign exchange (loss)/gain	444	64	(149)	(25)
Gain from equity method investments	26	4	258	933
Impairment of long-term investment	0	0	(700)	0
Impairment of goodwill	(69,853)	(10,128)	0	0
Change in fair value of warrant liability	11,219	1,627	0	0
Other income, net	5,692	825	8,868	3,498
Loss before income taxes	(171,941)	(24,930)	(101,945)	(164,510)
Income tax benefit	5,451	790	0	1,032
Net loss	(166,490)	(24,140)	(101,945)	(163,478)
Net loss attributable to the non-controlling interests	0	0	0	(444)
Net loss attributable to TuanChe Limited's ordinary shareholders	(166,490)	(24,140)	(101,945)	(163,034)
Net loss	(166,490)	(24,140)	(101,945)	(163,478)
Other comprehensive loss:
Foreign currency translation adjustments	(1,008)	(146)	(1,603)	(6,853)
Total other comprehensive loss	(1,008)	(146)	(1,603)	(6,853)
Total comprehensive loss	(167,498)	(24,286)	(103,548)	(170,331)
Comprehensive loss attributable to:
TuanChe Limited's shareholders	(167,498)	(24,286)	(103,548)	(169,887)
Non-controlling interests	¥ 0	$ 0	¥ 0	¥ (444)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share
Basic (in dollars per share) | (per share)	¥ (0.52)	$ (0.08)	¥ (0.33)	¥ (0.54)
Diluted (in dollars per share) | (per share)	¥ (0.52)	$ (0.08)	¥ (0.33)	¥ (0.54)
Weighted average number of ordinary shares
Basic (in shares)	319,539,180	319,539,180	306,792,324	304,439,440
Diluted (in shares)	319,539,180	319,539,180	306,792,324	304,439,440
Share-based compensation expenses included in:
Share based compensation	¥ 10,282	$ 1,491	¥ 9,797	¥ 17,448
Auto shows
Net revenues
Total net revenues	53,962	7,824	242,860	250,481
Special promotion events
Net revenues
Total net revenues	1,609	233	3,994	4,851
Referral service for commercial bank
Net revenues
Total net revenues	44,202	6,409	67,010	18,694
Online marketing
Net revenues
Total net revenues	50,757	7,359	14,489	31,009
Others
Net revenues
Total net revenues	32,658	4,735	29,199	25,193
Selling and marketing expenses
Share-based compensation expenses included in:
Share based compensation	1,556	226	2,123	(952)
General and administrative expenses
Share-based compensation expenses included in:
Share based compensation	4,868	706	3,928	14,316
Research and development expenses
Share-based compensation expenses included in:
Share based compensation	¥ 3,858	$ 559	¥ 3,746	¥ 4,084